UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21162

Name of Fund: Merrill Lynch Core Principal Protected Fund of
              Merrill Lynch Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments

Merrill Lynch Core Principal Protected Fund
Schedule of Investments as of January 31, 2006

                               Beneficial
                                 Interest   Mutual Funds                                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $ 112,342,601   Master Large Cap Core Portfolio                                           $ 212,966,003
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Mutual Funds (Cost - $166,624,901) - 100.2%                           212,966,003
-----------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments (Cost - $166,624,901) - 100.2%                            212,966,003

                                            Liabilities in Excess of Other Assets - (0.2%)                                 (391,746)
                                                                                                                      -------------
                                            Net Assets - 100.0%                                                       $ 212,574,257
                                                                                                                      =============

Master Large Cap Core Portfolio
Schedule of Investments as of January 31, 2006

                                                       Shares
Sector                Industry                           Held   Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer              Auto Components - 0.8%        1,610,000   The Goodyear Tire & Rubber Co. (c)(d)                $   25,180,400
Discretionary - 9.6%  -------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants &           830,000   Darden Restaurants, Inc.                                 33,747,800
                      Leisure - 1.1%
                      -------------------------------------------------------------------------------------------------------------
                      Household Durables - 1.2%       420,000   Beazer Homes USA, Inc. (d)                               30,592,800
                                                       80,000   Ryland Group, Inc.                                        5,788,800
                                                                                                                     --------------
                                                                                                                         36,381,600
                      -------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 2.2%         620,000   JC Penney Co., Inc.                                      34,596,000
                                                      850,000   Nordstrom, Inc. (d)                                      35,462,000
                                                                                                                     --------------
                                                                                                                         70,058,000
                      -------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 4.2%         360,000   Advance Auto Parts (c)                                   15,685,200
                                                      420,000   AutoNation, Inc. (c)(d)                                   9,361,800
                                                    1,380,000   Circuit City Stores, Inc.                                34,789,800
                                                      550,000   Office Depot, Inc. (c)                                   18,232,500
                                                    1,170,000   Staples, Inc.                                            27,740,700
                                                      740,000   Tiffany & Co.                                            27,898,000
                                                                                                                     --------------
                                                                                                                        133,708,000
                      -------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel &              60,000   Polo Ralph Lauren Corp.                                   3,398,400
                      Luxury Goods - 0.1%
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Consumer Discretionary                            302,474,200
-----------------------------------------------------------------------------------------------------------------------------------
Consumer              Food & Staples                1,380,000   The Kroger Co. (c)                                       25,392,000
Staples - 1.6%        Retailing - 0.8%
                      -------------------------------------------------------------------------------------------------------------
                      Household Products - 0.6%       290,000   Procter & Gamble Co.                                     17,176,700
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.2%                  100,000   Altria Group, Inc.                                        7,234,000
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Consumer Staples                                   49,802,700
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 17.8%        Energy Equipment &              260,000   Cooper Cameron Corp. (c)(d)                              12,581,400
                      Services - 0.4%
                      -------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable           220,000   Amerada Hess Corp. (d)                                   34,056,000
                      Fuels - 17.4%                   360,000   Anadarko Petroleum Corp.                                 38,815,200
                                                      460,000   Apache Corp.                                             34,743,800
                                                       80,000   Chevron Corp.                                             4,750,400
                                                      820,000   ConocoPhillips                                           53,054,000
                                                      590,000   Devon Energy Corp.                                       40,243,900
                                                    1,820,000   Exxon Mobil Corp.                                       114,205,000
                                                      320,000   Kerr-McGee Corp.                                         35,324,800
                                                      520,000   Marathon Oil Corp.                                       39,972,400
                                                      100,000   Newfield Exploration Co. (c)                              5,240,000
                                                      460,000   Occidental Petroleum Corp. (d)                           44,946,600
                                                      660,000   Pioneer Natural Resources Co.                            35,046,000
                                                      360,000   Sunoco, Inc.                                             34,272,000
                                                      480,000   Tesoro Corp.                                             34,785,600
                                                                                                                     --------------
                                                                                                                        549,455,700
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Energy                                            562,037,100
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio
Schedule of Investments as of January 31, 2006

                                                       Shares
Sector                Industry                           Held   Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 11.9%    Capital Markets - 3.8%        1,660,000   The Charles Schwab Corp.                             $   24,551,400
                                                      270,000   Goldman Sachs Group, Inc. (d)                            38,137,500
                                                      640,000   Janus Capital Group, Inc.                                13,369,600
                                                      300,000   Lehman Brothers Holdings, Inc.                           42,135,000
                                                                                                                     --------------
                                                                                                                        118,193,500
                      -------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.6%         450,000   Bank of America Corp.                                    19,903,500
                      -------------------------------------------------------------------------------------------------------------
                      Diversified Financial           600,000   Citigroup, Inc.                                          27,948,000
                      Services - 1.0%                  80,000   JPMorgan Chase & Co.                                      3,180,000
                                                                                                                     --------------
                                                                                                                         31,128,000
                      -------------------------------------------------------------------------------------------------------------
                      Insurance - 6.5%                940,000   AON Corp.                                                32,166,800
                                                      110,000   American International Group, Inc.                        7,200,600
                                                      650,000   Metlife, Inc.                                            32,604,000
                                                      530,000   Prudential Financial, Inc.                               39,930,200
                                                      410,000   Safeco Corp.                                             21,422,500
                                                      810,000   The St. Paul Travelers Cos., Inc.                        36,757,800
                                                    1,240,000   UnumProvident Corp. (d)                                  25,209,200
                                                      225,000   W.R. Berkley Corp.                                       11,115,000
                                                                                                                     --------------
                                                                                                                        206,406,100
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Financials                                        375,631,100
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 18.8%   Biotechnology - 2.6%            700,000   Amgen, Inc. (c)                                          51,023,000
                                                      600,000   Applera Corp. - Applied Biosystems Group                 17,004,000
                                                      260,000   Techne Corp. (c)                                         14,781,000
                                                                                                                     --------------
                                                                                                                         82,808,000
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &         430,000   Becton Dickinson & Co.                                   27,864,000
                      Supplies - 0.9%
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Providers &         410,000   Aetna, Inc.                                              39,688,000
                      Services - 10.3%                780,000   AmerisourceBergen Corp.                                  34,039,200
                                                      740,000   Caremark Rx, Inc. (c)                                    36,482,000
                                                      260,000   Cigna Corp.                                              31,616,000
                                                      380,000   Express Scripts, Inc. (c)(d)                             34,690,200
                                                      600,000   HCA, Inc.                                                29,448,000
                                                      560,000   Humana, Inc. (c)                                         31,231,200
                                                      680,000   McKesson Corp.                                           36,040,000
                                                      880,000   UnitedHealth Group, Inc.                                 52,289,600
                                                                                                                     --------------
                                                                                                                        325,524,200
                      -------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 5.0%          310,000   Allergan, Inc.                                           36,084,000
                                                      500,000   Barr Pharmaceuticals, Inc. (c)                           32,790,000
                                                      240,000   Johnson & Johnson                                        13,809,600
                                                    1,200,000   King Pharmaceuticals, Inc. (c)                           22,500,000
                                                    2,030,000   Pfizer, Inc.                                             52,130,400
                                                                                                                     --------------
                                                                                                                        157,314,000
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Health Care                                       593,510,200
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio
Schedule of Investments as of January 31, 2006

                                                       Shares
Sector                Industry                           Held   Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 9.9%    Aerospace &                     540,000   Lockheed Martin Corp. (d)                            $   36,531,000
                      Defense - 2.0%                  220,000   Precision Castparts Corp.                                10,989,000
                                                      390,000   Raytheon Co.                                             15,978,300
                                                                                                                     --------------
                                                                                                                         63,498,300
                      -------------------------------------------------------------------------------------------------------------
                      Airlines - 1.1%               1,600,000   AMR Corp. (c)                                            36,320,000
                      -------------------------------------------------------------------------------------------------------------
                      Commercial Services &           140,000   Corporate Executive Board Co.                            11,779,600
                      Supplies - 0.4%
                      -------------------------------------------------------------------------------------------------------------
                      Electrical                      410,000   Rockwell Automation, Inc. (d)                            27,088,700
                      Equipment - 0.9%
                      -------------------------------------------------------------------------------------------------------------
                      Industrial                    1,640,000   General Electric Co.                                     53,710,000
                      Conglomerates - 1.7%
                      -------------------------------------------------------------------------------------------------------------
                      Machinery - 2.3%                340,000   Cummins, Inc. (d)                                        33,082,000
                                                      260,000   Joy Global, Inc.                                         14,050,400
                                                      360,000   Terex Corp. (c)                                          25,380,000
                                                                                                                     --------------
                                                                                                                         72,512,400
                      -------------------------------------------------------------------------------------------------------------
                      Road & Rail - 1.1%              660,000   CSX Corp.                                                35,329,800
                      -------------------------------------------------------------------------------------------------------------
                      Trading Companies &             280,000   MSC Industrial Direct Co. Class A                        12,580,400
                      Distributors - 0.4%
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Industrials                                       312,819,200
-----------------------------------------------------------------------------------------------------------------------------------
Information           Communications                  530,000   Cisco Systems, Inc. (c)                                   9,842,100
Technology - 25.6%    Equipment - 1.7%              2,000,000   Motorola, Inc.                                           45,420,000
                                                                                                                     --------------
                                                                                                                         55,262,100
                      -------------------------------------------------------------------------------------------------------------
                      Computers &                   1,270,000   Dell, Inc. (c)                                           37,223,700
                      Peripherals - 4.8%            1,720,000   Hewlett-Packard Co.                                      53,629,600
                                                       40,000   International Business Machines Corp.                     3,252,000
                                                      650,000   NCR Corp. (c)                                            24,147,500
                                                    1,480,000   Western Digital Corp. (c)(d)                             32,352,800
                                                                                                                     --------------
                                                                                                                        150,605,600
                      -------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &          430,000   Jabil Circuit, Inc. (c)(d)                               17,372,000
                      Instruments - 0.5%
                      -------------------------------------------------------------------------------------------------------------
                      IT Services - 2.4%              530,000   CheckFree Corp. (c)(d)                                   27,464,600
                                                      140,000   Computer Sciences Corp. (c)                               7,098,000
                                                      590,000   Fiserv, Inc. (c)                                         25,948,200
                                                      640,000   Sabre Holdings Corp. Class A                             15,680,000
                                                                                                                     --------------
                                                                                                                         76,190,800
                      -------------------------------------------------------------------------------------------------------------
                      Office Electronics - 0.1%       180,000   Xerox Corp. (c)                                           2,575,800
                      -------------------------------------------------------------------------------------------------------------
                      Semiconductors &                260,000   Broadcom Corp. Class A (c)(d)                            17,732,000
                      Semiconductor                 2,540,000   Intel Corp.                                              54,025,800
                      Equipment - 8.3%              1,130,000   Intersil Corp. Class A (d)                               32,837,800
                                                    3,100,000   LSI Logic Corp. (c)(d)                                   28,365,000
                                                      710,000   Lam Research Corp. (c)                                   32,965,300
                                                      480,000   Microchip Technology, Inc. (d)                           18,004,800
                                                      770,000   Nvidia Corp. (c)(d)                                      34,619,200
                                                    1,460,000   Texas Instruments, Inc.                                  42,675,800
                                                                                                                     --------------
                                                                                                                        261,225,700
                      -------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio
Schedule of Investments as of January 31, 2006

                                                       Shares
Sector                Industry                           Held   Common Stocks                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                      Software - 7.8%                 690,000   Autodesk, Inc.                                       $   28,007,100
                                                    2,960,000   BEA Systems, Inc. (c)                                    30,695,200
                                                    1,100,000   BMC Software, Inc. (c)                                   24,310,000
                                                    1,000,000   Citrix Systems, Inc. (c)                                 30,840,000
                                                    1,110,000   Compuware Corp. (c)                                       9,146,400
                                                      650,000   Intuit, Inc. (c)                                         34,014,500
                                                    1,040,000   McAfee, Inc. (c)                                         24,117,600
                                                    1,130,000   Microsoft Corp.                                          31,809,500
                                                    1,170,000   Red Hat, Inc. (c)(d)                                     33,871,500
                                                                                                                     --------------
                                                                                                                        246,811,800
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Information Technology                            810,043,800
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 2.7%      Chemicals - 0.4%                270,000   Eastman Chemical Co.                                     13,016,700
                      -------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 2.3%          550,000   Freeport-McMoRan Copper & Gold, Inc. Class B (d)         35,337,500
                                                      440,000   Nucor Corp. (d)                                          37,061,200
                                                                                                                     --------------
                                                                                                                         72,398,700
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Materials                                          85,415,400
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication     Diversified                   5,530,000   Qwest Communications International Inc. (c)(d)           33,290,600
Services - 1.0%       Telecommunication
                      Services - 1.0%
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Telecommunication Services                         33,290,600
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 1.0%      Electric Utilities - 0.8%       630,000   Edison International                                     27,606,600
                      -------------------------------------------------------------------------------------------------------------
                      Multi-Utilities - 0.2%          390,000   CMS Energy Corp. (c)(d)                                   5,643,300
                      -------------------------------------------------------------------------------------------------------------
                                                                Total Utilities                                          33,249,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $2,534,696,810) - 99.9%                       3,158,274,200
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Beneficial
                                                     Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                 $  9,088,449   Merrill Lynch Liquidity Series, LLC
                                                                Cash Sweep Series I (a)                                   9,088,449
                                                  377,903,000   Merrill Lynch Liquidity Series, LLC
                                                                Money Market Series (a)(b)                              377,903,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $386,991,449) - 12.3%                           386,991,449
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $2,921,688,259*) - 112.2%   3,545,265,649

                                                                Liabilities in Excess of Other Assets - (12.2%)        (385,201,930)
                                                                                                                     --------------
                                                                Net Assets - 100.0%                                  $3,160,063,719
                                                                                                                     ==============

Master Large Cap Core Portfolio
Schedule of Investments as of January 31, 2006

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 2,935,052,449
                                                                ===============
      Gross unrealized appreciation                             $   678,141,310
      Gross unrealized depreciation                                 (67,928,110)
                                                                ---------------
      Net unrealized appreciation                               $   610,213,200
                                                                ===============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of were as follows: 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                         $   4,967,108       $ 61,920
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                         $ 241,110,800       $ 69,803
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: March 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Core Principal Protected Fund of Merrill Lynch Principal Protected Trust

Date: March 20, 2006